Defined benefit plans (Detail 5.2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Total gains / (losses) recognized in other comprehensive income, before tax	$ (146)	$ (220)	$ 286
Total
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	(2,275)	577
Return on plan assets excluding amounts included in interest income	2,492	(736)
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect	(353)	(71)
Total gains / (losses) recognized in other comprehensive income, before tax	(135)	(230)	253
Swiss plan
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	(1,728)	242
Return on plan assets excluding amounts included in interest income	2,059	(523)
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect	(353)	(71)
Total gains / (losses) recognized in other comprehensive income, before tax	(22)	(352)	(79)
UK plan
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	(361)	266
Return on plan assets excluding amounts included in interest income	284	(136)
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect	0	0
Total gains / (losses) recognized in other comprehensive income, before tax	(78)	130	304
US and German plans
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	(185)	69
Return on plan assets excluding amounts included in interest income	150	(77)
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect	0	0
Total gains / (losses) recognized in other comprehensive income, before tax	(35)	(8)	28
UBS AG
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Total gains / (losses) recognized in other comprehensive income, before tax	(129)	(70)	308
UBS AG | Total
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	(485)	598
Return on plan assets excluding amounts included in interest income	403	(647)
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect	(46)	(30)
Total gains / (losses) recognized in other comprehensive income, before tax	(128)	(79)	276
UBS AG | Swiss plan
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	61	263
Return on plan assets excluding amounts included in interest income	(30)	(434)
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect	(46)	(30)
Total gains / (losses) recognized in other comprehensive income, before tax	(15)	(201)	(56)
UBS AG | UK plan
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	(361)	266
Return on plan assets excluding amounts included in interest income	284	(136)
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect	0	0
Total gains / (losses) recognized in other comprehensive income, before tax	(78)	130	304
UBS AG | US and German plans
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	(185)	69
Return on plan assets excluding amounts included in interest income	150	(77)
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect	0	0
Total gains / (losses) recognized in other comprehensive income, before tax	$ (35)	$ (8)	$ 28